Federal Home Loan Bank Advances (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013 loan	Dec. 31, 2012 loan
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Borrowed amount for ESOP purchase	$ 80,500,000	$ 86,900,000
Federal Home Loan Bank Advances (Textual) [Abstract]
Authorized to borrow from Federal Home Loan Bank	87,000,000	75,800,000
Bank's indebtedness to the FHLB	86,800,000	49,011,000
FHLB advances held by the Bank, number of loans	3	5
LIBOR Adjustable interest rate, reset period	3-Month LIBOR
U.S. Federal Agency [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Borrowed amount for ESOP purchase	$ 51,000,000	$ 31,000,000